Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.4%
	COMMUNICATION SERVICES — 2.2%
983	Magnite, Inc.*	$13,615
	CONSUMER DISCRETIONARY — 11.3%
179	Champion Homes, Inc.*	16,978
205	Dutch Bros, Inc. - Class A*	6,566
41	Installed Building Products, Inc.	10,097
157	Planet Fitness, Inc. - Class A*	12,752
446	Universal Technical Institute, Inc.*	7,252
43	Wingstop, Inc.	17,892
		71,537
	CONSUMER STAPLES — 3.4%
364	Chefs' Warehouse, Inc.*	15,291
55	elf Beauty, Inc.*	5,997
		21,288
	FINANCIALS — 8.9%
131	Axos Financial, Inc.*	8,237
394	Baldwin Insurance Group, Inc.*	19,621
651	BGC Group, Inc.	5,976
184	Shift4 Payments, Inc. - Class A*	16,303
78	Triumph Financial, Inc.*	6,204
		56,341
	HEALTH CARE — 21.1%
190	4D Molecular Therapeutics, Inc.*	2,054
78	Apogee Therapeutics, Inc.*	4,582
86	Arvinas, Inc.*	2,118
223	Avadel Pharmaceuticals PLC - ADR*,1	2,925
125	Bicycle Therapeutics PLC - ADR*,1	2,829
105	Bruker Corp.	7,251
203	Catalyst Pharmaceuticals, Inc.*	4,036
145	Edgewise Therapeutics, Inc.*	3,870
194	Enovis Corp.*	8,352
281	Evolent Health, Inc. - Class A*	7,947
455	Fortrea Holdings, Inc.*	9,100
230	Globus Medical, Inc., Class A*	16,454
86	Halozyme Therapeutics, Inc.*	4,923
88	Ionis Pharmaceuticals, Inc.*	3,525
122	LivaNova PLC*,1	6,410
281	Neumora Therapeutics, Inc.*	3,712
11	OmniAb, Inc. Earnout Shares[2]	—
11	OmniAb, Inc. Earnout Shares[2]	—
211	Option Care Health, Inc.*	6,604
219	Phathom Pharmaceuticals, Inc.*	3,959

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
130	Protagonist Therapeutics, Inc.*	$5,850
78	SpringWorks Therapeutics, Inc.*	2,499
201	Surgery Partners, Inc.*	6,480
208	Verona Pharma PLC - ADR*,1	5,984
81	Viking Therapeutics, Inc.*	5,128
235	Waystar Holding Corp.*	6,554
		133,146
	INDUSTRIALS — 24.5%
95	AAON, Inc.	10,245
542	ACV Auctions, Inc. - Class A*	11,019
556	Array Technologies, Inc.*	3,670
56	Beacon Roofing Supply, Inc.*	4,840
148	Casella Waste Systems, Inc. - Class A*	14,724
79	Chart Industries, Inc.*	9,807
44	Comfort Systems USA, Inc.	17,175
64	Crane Co.	10,130
462	Leonardo DRS, Inc.*	13,038
77	MasTec, Inc.*	9,479
83	NV5 Global, Inc.*	7,759
44	Paylocity Holding Corp.*	7,259
340	Tetra Tech, Inc.	16,034
80	UFP Industries, Inc.	10,497
244	WillScot Holdings Corp.*	9,174
		154,850
	INFORMATION TECHNOLOGY — 26.8%
120	ASGN, Inc.*	11,188
150	Astera Labs, Inc.*	7,859
36	CyberArk Software, Ltd.*,1	10,498
38	Fabrinet*,1	8,985
449	Harmonic, Inc.*	6,542
60	Impinj, Inc.*	12,991
537	Informatica, Inc. - Class A*	13,575
59	Insight Enterprises, Inc.*	12,708
353	JFrog, Ltd.*,1	10,251
125	MACOM Technology Solutions Holdings, Inc.*	13,908
229	Napco Security Technologies, Inc.	9,265
219	nCino, Inc.*	6,918
36	Onto Innovation, Inc.*	7,472
295	SentinelOne, Inc. - Class A*	7,056
44	SiTime Corp.*	7,547
315	SMART Global Holdings, Inc.*,1	6,599
418	Vertex, Inc.*	16,097
		169,459

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 1.5%
103	Knife River Corp.*	$9,207
	REAL ESTATE — 1.7%
80	Innovative Industrial Properties, Inc. - REIT	10,768
	TOTAL COMMON STOCKS
	(Cost $482,515)	640,211
	EXCHANGE-TRADED FUNDS — 0.8%
17	iShares Russell 2000 Growth ETF	4,828
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $4,628)	4,828

Principal Amount
	SHORT-TERM INVESTMENTS — 4.3%
$27,392	Goldman Sachs FS Government Fund - Institutional Class, 4.77%[3]	27,392
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $27,392)	27,392
	TOTAL INVESTMENTS — 106.5%
	(Cost $514,535)	672,431
	Liabilities in Excess of Other Assets — (6.5)%	(41,088)
	NET ASSETS — 100.0%	$631,343

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	The rate is the annualized seven-day yield at period end.